Fair value measurement - Information about Changes in Fair Value of Level 3 Assets (Detail) - Available-for-Sale Debt Securities - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 149,197.5	₨ 160,865.0
Total gains or losses (realized/unrealized) — Included in net income	12,882.0	5,864.3
Total gains or losses (realized/unrealized) — Included in other comprehensive income	(625.2)	1,351.8
Purchases/additions	80,097.8	65,272.1
Sales	(6,164.5)	(546.6)
Issuances	0.0	0.0
Settlements	(67,372.2)	(83,818.7)
Transfers into Level 3	37,600.3	209.6
Transfers out of Level 3	(650.2)	0.0
Foreign currency translation adjustment	0.0	0.0
Ending Balance	204,965.5	149,197.5
Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	13,893.9	5,830.7
Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	₨ (621.8)	₨ 433.0